Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

At December 31, 2012, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$1,481,285,000
Credit card lines	66,243,000
Standby letters of credit	89,129,000
Commercial letters of credit	13,753,000